Receivables and Debit Balances	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Receivables and Debit Balances	Note 4 - Receivables and Debit Balances
	As at December 31,
	2022	2021
	Israel Shekels
Prepaid expenses	-	-
Institutions	35,716	13,870
Related parties		20,695
Accounts receivables	-	-
	35,716	34,565